Parent Only Financial Information - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member]	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Current Assets
Cash and cash equivalents	$ 18,940,834	$ 2,438,410
Prepayments	28,391,667	3,655,093
Amount due from shareholder	8,775	1,129	8,775
Amount due from a subsidiary	811,032	104,411
Total current assets	48,152,308	6,199,043	8,775
Non-Current Assets
Interests in a subsidiary	8	1	8
Total Assets	48,152,316	6,199,044	8,783
Current Liabilities
Accruals	155,240	19,985
Amount due to a subsidiary	8	1	8
Amount due to a director	79,834	10,278	72,102
Total Liabilities	235,082	30,264	72,110
Shareholders’ (Deficit) Equity
Ordinary shares: US$0.0000625 par value, 800,000,000 shares authorized as of December 31, 2023 and 2024, 18,000,000 and 20,300,000 shares issued and outstanding as of December 31, 2023 and 2024, respectively	9,889	1,273	8,775
Additional paid-in capital	53,156,555	6,843,281
Accumulated losses	(5,249,210)	(675,774)	(72,102)
Total Shareholders’ (Deficit) Equity	47,917,234	6,168,780	(63,327)
Total Liabilities and Shareholders’ (Deficit) Equity	$ 48,152,316	$ 6,199,044	$ 8,783